Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2022
Statement [Line Items]
Beneficial interest	100.00%
Fury Gold USA Limited
Statement [Line Items]
Beneficial interest	100.00%
Place of incorporations, Subsidiary	Delaware, U.S.A.
Functional currency	USD
Eastmain Resources Inc.
Statement [Line Items]
Beneficial interest	100.00%
Place of incorporations, Subsidiary	CAD
Functional currency	ON, Canada
Eastmain Mines Inc.
Statement [Line Items]
Beneficial interest	100.00%
Place of incorporations, Subsidiary	Canada
Functional currency	CAD
Standby Letter of Credit
Statement [Line Items]
Beneficial interest	100.00%
Place of incorporations, Subsidiary	BC, Canada
Functional currency	CAD